Income Tax - Reconciliations of Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 158,938	$ 220,232	$ 226,494
Net income not subject to taxes	(138,542)	(173,298)	(81,604)
Net income subject to taxes	20,396	46,934	144,890
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(3,338)	(12,007)	(33,083)
Adjustments to valuation allowance and uncertain tax positions	11,802	5,362	14,851
Permanent and currency differences	(9,125)	4,204	11,507
Change in tax rate	(312)	(281)	(842)
Income tax expense	$ (973)	$ (2,722)	$ (7,567)